BACKLOG ASSET / DEFERRED CHARTER REVENUE (Tables)	12 Months Ended
Dec. 31, 2013
Back Log Asset Deferred Charter Revenue Disclosure [Abstract]
BACKLOG ASSET / DEFERRED CHARTER REVENUE
The movement of the backlog asset and the deferred charter revenue for the three year period ended December 31, 2013 was as follows:

	Backlog Asset	Deferred Charter Revenue

Balance at December 31, 2010	$54,657	$567
Amortization	(8,697)	(567)
Impairment loss	(43,214)	-
Balance at December 31, 2011	$2,746	$-
Amortization	(1,603)	-
Impairment loss	(1,143)	-
Balance at December 31, 2012	$-	$-
Amortization	-	-
Impairment loss	-	-
Balance at December 31, 2013	$-	$-